Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 987,747	$ 682,115
Goodwill and intangible assets		19,410
Operating lease liabilities	158,430
Net operating loss carryforwards	2,324,863	493,063
Less: valuation allowance	(2,424,196)	(1,194,587)
Net deferred tax assets	1,046,844
Right of use assets	(153,741)
Goodwill and intangible assets	(811,000)
Property and equipment	(82,103)	341
Net deferred tax liabilities	(1,046,844)	341
Net deferred tax liabilities		$ 341